LONG-TERM DEBT - 2017 Notes (Details) - 2017 Notes - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Jun. 29, 2017
LONG-TERM DEBT
Principal		$ 0.0	$ 300.0
Repayments of debt	$ 40.0
Interest rate	4.42%
Prepayment amount	$ 260.0